Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 274,670		$ 374,696		$ 468,515
Segment cost of revenues		(218,184)		(414,526)		(391,417)
Segment gross profit		56,486		(39,830)		77,098
SBC in cost of revenues	[2]	707		415		(164)
Gross profit		57,193		(39,415)		76,934
Operating expenses:
Product development		(123,743)	[3]	(113,590)	[4]	(96,815)	[4]
Sales and marketing	[1]	(203,307)	[3]	(199,304)	[4]	(259,800)	[4]
General and administrative		(48,664)	[3]	(44,563)	[4]	(47,804)	[4]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0
SBC in operating expenses	[2]	4,940		(765)		(1,703)
Total operating expenses		(370,774)		(358,222)		(406,122)
Operating profit /(loss)		(313,581)		(397,637)		(329,188)
Other income /(expense), net		345,416	[3]	4,694	[4]	5,360	[4]
Interest income	[5]	14,001		7,344		8,879
Interest expense	[5]	(39,709)		(24,367)		(10,103)
Exchange difference		1,981		(2,107)		2,349
Income /(loss) before income tax benefit /(expense)		8,108		(412,073)		(322,703)
Income tax benefit /(expense)		79,052		(217,959)		538
Net income /(loss)		87,160		(630,032)		(322,165)
Operating Segments [Member] | Sogou [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	1,124,158		908,357		660,408
Segment cost of revenues		(692,801)		(456,861)		(302,565)
Segment gross profit		431,357		451,496		357,843
SBC in cost of revenues	[2]	(669)		(540)		(171)
Gross profit		430,688		450,956		357,672
Operating expenses:
Product development		(191,426)	[3]	(156,359)	[4]	(132,749)	[4]
Sales and marketing	[1]	(144,867)	[3]	(152,121)	[4]	(121,303)	[4]
General and administrative		(36,177)	[3]	(25,407)	[4]	(19,308)	[4]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0
SBC in operating expenses	[2]	(13,535)		(27,193)		(8,680)
Total operating expenses		(386,005)		(361,080)		(282,040)
Operating profit /(loss)		44,683		89,876		75,632
Other income /(expense), net		41,489	[3]	692	[4]	(26,027)	[4]
Interest income	[5]	8,037		9,126		5,198
Interest expense	[5]	0		0		0
Exchange difference		5,725		(7,082)		5,346
Income /(loss) before income tax benefit /(expense)		99,934		92,612		60,149
Income tax benefit /(expense)		(1,153)		(14,422)		(27)
Net income /(loss)		98,781		78,190		60,122
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	485,763		580,261		525,385
Segment cost of revenues		(160,859)		(163,713)		(165,779)
Segment gross profit		324,904		416,548		359,606
SBC in cost of revenues	[2]	31		(73)		(31)
Gross profit		324,935		416,475		359,575
Operating expenses:
Product development		(126,593)	[3]	(124,869)	[4]	(118,738)	[4]
Sales and marketing	[1]	(54,800)	[3]	(59,705)	[4]	(55,971)	[4]
General and administrative		(33,622)	[3]	(37,218)	[4]	(45,642)	[4]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		(16,369)		(86,882)
SBC in operating expenses	[2]	6,430		(17,320)		(8,371)
Total operating expenses		(224,954)		(325,994)		(228,722)
Operating profit /(loss)		99,981		90,481		130,853
Other income /(expense), net		22,879	[3]	9,374	[4]	15,523	[4]
Interest income	[5]	34,409		32,319		21,490
Interest expense	[5]	(10,197)		(4,372)		(4,321)
Exchange difference		1,320		(5,196)		5,108
Income /(loss) before income tax benefit /(expense)		148,392		122,606		168,653
Income tax benefit /(expense)		(64,467)		(40,767)		(21,583)
Net income /(loss)		83,925		81,839		147,070
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	(1,562)		(2,352)		(3,877)
Segment cost of revenues		54		132		327
Segment gross profit		(1,508)		(2,220)		(3,550)
SBC in cost of revenues	[2]	0		0		0
Gross profit		(1,508)		(2,220)		(3,550)
Operating expenses:
Product development		6,733	[3]	6,192	[4]	4,342	[4]
Sales and marketing	[1]	2,800	[3]	4,000	[4]	4,688	[4]
General and administrative		367	[3]	130	[4]	89	[4]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0
SBC in operating expenses	[2]	0		0		0
Total operating expenses		9,900		10,322		9,119
Operating profit /(loss)		8,392		8,102		5,569
Other income /(expense), net		(345,617)	[3]	(8,102)	[4]	(5,569)	[4]
Interest income	[5]	(32,368)		(24,651)		(13,068)
Interest expense	[5]	32,368		24,651		13,068
Exchange difference		0		0		0
Income /(loss) before income tax benefit /(expense)		(337,225)		0		0
Income tax benefit /(expense)		0		0		0
Net income /(loss)		(337,225)		0		0
Revenues		1,883,029		1,860,962		1,650,431
Segment cost of revenues		(1,071,790)		(1,034,968)		(859,434)
Segment gross profit		811,239		825,994		790,997
SBC in cost of revenues	[2]	69		(198)		(366)
Gross profit		811,308		825,796		790,631
Product development		(435,029)	[3]	(388,626)	[4]	(343,960)	[4]
Sales and marketing	[1]	(400,174)	[3]	(407,130)	[4]	(432,386)	[4]
General and administrative		(118,096)	[3]	(107,058)	[4]	(112,665)	[4]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		(16,369)		(86,882)		0
SBC in operating expenses	[2]	(2,165)		(45,278)		(18,754)
Total operating expenses		(971,833)		(1,034,974)		(907,765)
Operating profit /(loss)		(160,525)		(209,178)		(117,134)
Other income /(expense), net		64,167		6,658		(10,713)
Interest income		24,079		24,138		22,499
Interest expense		(17,538)		(4,088)		(1,356)
Exchange difference		9,026		(14,385)		12,803
Income /(loss) before income tax benefit /(expense)		(80,791)		(196,855)		(93,901)
Income tax benefit /(expense)		13,432		(273,148)		(21,072)
Net income /(loss)		(67,359)		(470,003)		$ (114,973)
Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		274,221		372,728
Sogou [Member]
Segment Reporting Information [Line Items]
Revenues		1,123,045		908,006
Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		$ 485,763		$ 580,228

[1]	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou and Changyou segments.
[2]	"SBC" stands for share-based compensation expense.
[3]	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2018 and leasing income and expenses generated from a building that Sohu leases to Sogou.
[4]	The elimination mainly consists of leasing income and expenses generated from a building that Sohu leases to Sogou.
[5]	The elimination represents interest income/(expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.